Finance lease (Tables)	12 Months Ended
Dec. 31, 2024
Finance lease
Schedule of outstanding principal balances on finance lease facility

	As of December 31
In thousands of U.S. Dollars	2024	2023
CMBFL / Shandong	—	54,237
Finance lease obligations	—	54,237
Amounts representing interest and deferred finance fees	—	(10,594)
Finance lease obligations, net of interest and deferred finance fees	—	43,643
Current portion of finance lease obligations	—	2,151
Current portion of deferred finance fees	—	(122)
Non-current portion of finance lease obligations	—	42,177
Non-current portion of deferred finance fees	—	(563)
Total finance lease obligations, net of deferred finance fees	—	43,643